PGIM S&P 500 Max Buffer ETF - July
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 108.3%
Affiliated Mutual Fund 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $60,749)(wb)	60,749	$60,749
Options Purchased*~ 105.7%
(cost $2,281,060)		2,471,914

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 108.3% (cost $2,341,809)		2,532,663
Option Written*~ (8.3)%
(premiums received $95,558)		(194,600)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,246,251)		2,338,063
Liabilities in excess of other assets (0.0)%		(990)

Net Assets 100.0%		$2,337,073

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$12.36		36		4	$2,435,239
State Street SPDR S&P 500 ETF Trust	Put	06/30/26	$617.85		36		4	36,675
Total Options Purchased (cost $2,281,060)								$2,471,914
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	06/30/26	$662.61		36		4	$(194,600)
(premiums received $95,558)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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